Schedule II Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

	Balance at beginning of year	Additions	Deductions	Balance at end of year
Year ended December 31, 2014
Allowance for doubtful accounts	$24,872	13,420	15,281	$23,011

Year ended December 31, 2013
Allowance for doubtful accounts	$27,854	13,411	16,393	$24,872

Year ended December 31, 2012
Allowance for doubtful accounts	$22,128	13,597	7,871	$27,854